Finance receivables (Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	¥ 16,737,201	¥ 16,000,376
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	11,802,032	11,264,660
Total	11,995,174	11,453,352
Retail Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	127,830	125,626
Retail Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	32,408	29,321
Retail Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	32,904	33,745
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,448,989	1,255,626
Total	1,460,600	1,265,882
Finance Lease Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	5,741	5,114
Finance Lease Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,760	1,321
Finance Lease Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	4,110	3,821
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,281,427	3,281,142
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,721,225	1,707,432
Total	1,726,475	1,708,759
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	138	1,327
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	5,112
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	823,007	848,757
Total	823,072	849,023
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	65	266
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	731,877	722,697
Total	731,880	723,360
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		405
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	¥ 3	¥ 258